22,263-8                        Exchange Act-Forms                  1868 4-28-99

                                    FORM 13F

                                                  ------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235_0006
                                                  Expires:      October 31, 2000
                                                  Estimated average
                                                     burden hours per
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3/31/00

            Check here if Amendment [ ]; Amendment Number: __________

                       This Amendment (Check only one.):

                   [ ] is a restatement.

                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Accel Internet/Strategic Technology Fund Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-05399_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeston, New Jersey__________________________________________________________
[City, State]

May 12, 2000____________________________________________________________________
[Date]

Report Type (Check only one.):

X 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
         None
Form 13F Information Table Entry Total:
         15
Form 13F Information Table Value Total:
         $287,503 (thousands)
List of Other Included Managers:
None

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt Other         --------------------
      Name of Issuer           Title of class CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      Sole   Shared   None

Actuate Corporation           Common          00508B102           81       1,506 SH        Sole                 1,506
Agile Software Corp.          Common          00846X105       13,880     222,072 SH        Sole               222,072
Allaire Corporation           Common          016714107          137       1,808 SH        Sole                 1,808
Arrowpoint Communications     Common          042810101       29,933     252,668 SH        Sole               252,668
At Home Corporation           Common          045919107          125       3,792 SH        Sole                 3,792
Broadbase Information System  Common          11130R100        7,713      96,710 SH        Sole                96,710
Foundry Networks, Inc.        Common          35063R100       99,762     693,998 SH        Sole               693,998
FVC.COM, Inc.                 Common          30266P100          375      20,954 SH        Sole                20,954
HearMe                        Common          421903105           25       1,002 SH        Sole                 1,002
Informix, Inc.                Common          456779107          382      22,526 SH        Sole                22,526
Interdent, Inc.               Common          45865R109          290      56,669 SH        Sole                56,669
Interwoven, Inc.              Common          46114T102       15,959     145,410 SH        Sole               145,410
Northpoint Communications     Common          666610100       14,393     624,069 SH        Sole               624,069
Portal Software, Inc.         Common          736126103      103,997   1,826,519 SH        Sole             1,826,519
TUT Systems, Inc.             Common          901103101          451       7,571 SH        Sole                 7,571

